Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 2,978	$ 4,390
Short-term deposits	5,001	14,512
Prepaid expenses, and other current assets	1,170	929
Short-term investment	8	237
Total current assets	9,157	20,068
NON-CURRENT ASSETS:
Operating lease right of use assets	84	138
Property, plant and equipment, net	42	47
Total non-current assets	126	185
Total assets	9,283	20,253
CURRENT LIABILITIES:
Trade payables	896	954
Current maturity of operating lease liability	48	53
Deferred revenues	783	818
Other accounts payable	775	905
Total current liabilities	2,502	2,730
NON-CURRENT LIABILITIES:
Long-term operating lease liability	14	71
Deferred revenues	2,295	3,070
Total non-current liabilities	2,309	3,141
CONTIGENT LIABILITIES AND COMMITMENTS
Ordinary shares of no par value - Authorized: 5,000,000,000 shares at December 31, 2022 and 2021; Issued and outstanding: 815,746,293 shares as of December 31, 2022 and 2021
Additional paid-in capital	154,192	153,929
Accumulated other comprehensive income	1,127	1,127
Accumulated deficit	(150,847)	(140,674)
Total shareholders’ equity	4,472	14,382
Total liabilities and shareholders’ equity	$ 9,283	$ 20,253